UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-04870

General New York AMT-Free Municipal Money Market Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	08/31/18

FORM N-Q

Item 1.             Schedule of Investments.

STATEMENT OF INVESTMENTS
General New York AMT-Free Municipal Money Market Fund
August 31, 2018 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate(%)	Date	Amount($)		Value($)
Short-Term Investments - 102.3%
New York - 102.3%
Albany County,
GONotes	4.00	11/1/18	115,000		115,497
Albany Industrial Development Agency,
CivicFacility Revenue Bonds(CHF-
Holland Suites II, L.L.C. Project)(LOC;
TDBank)	1.57	9/7/18	1,475,000	[a]	1,475,000
Albany Industrial Development Agency,
Civic Facility Revenue Bonds (Living
Resources Corporation Project) (LOC;
HSBC Bank USA)	1.59	9/7/18	3,630,000	[a]	3,630,000
Build New York City Resource
Corporation,
Revenue Bonds (Federation of
Protestant Welfare Agencies, Inc.
Project)(LOC; TD Bank)	1.66	9/7/18	4,700,000	[a]	4,700,000
Columbia County Capital Resource
Corporation,
Civic Facility Revenue Bonds (The
Columbia Memorial Hospital Project)
(LOC; HSBC Bank USA)	1.60	9/7/18	3,075,000	[a]	3,075,000
Franklin County Industrial Development
Agency,
Civic Facility Revenue Bonds
(Trudeau Institute, Inc. Project) (LOC;
HSBC Bank USA)	1.72	9/7/18	490,000	[a]	490,000
Geneva Industrial Development Agency,
Civic Facility Revenue Bonds (The
Colleges of the Seneca Project) (LOC;
JP Morgan Chase Bank)	1.59	9/7/18	6,630,000	[a]	6,630,000
Livingston County Industrial
Development Agency,
Civic Facility Revenue Bonds (Red
Jacket Center, Inc./Nicholas H. Noyes
Memorial Hospital Civic Facility)
(LOC; HSBC USA)	1.72	9/7/18	270,000	[a]	270,000
Metropolitan Transportation Authority
of New York,
(Liquidity Facility; Citibank NA)	1.66	9/7/18	4,000,000	[a,b,c]	4,000,000
Mount Vernon City School District,
GO Notes	3.00	9/17/18	200,000		200,131
Nassau Health Care Corporation,
Revenue Bonds (LOC; Toronto-
Dominion Bank) Series B-2	1.55	9/7/18	965,000	[a]	965,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate(%)	Date	Amount($)		Value($)
Short-Term Investments - 102.3% (continued)
New York - 102.3% (continued)
New York City,
GO Notes (LOC; Mizuho Bank, Ltd.)	1.50	9/1/18	4,800,000	[a]	4,800,000
New York City Capital Resource
Corporation,
Revenue Bonds(Loan Enhanced
Assistance Program - Cobble Hill
Health Center, Inc. Project) (LOC;
Bank of America)	1.57	9/7/18	4,600,000	[a]	4,600,000
New York City Housing Development
Corporation,
MF Mortgage Revenue Bonds (201
Pearl Street) (Insured; FNMA and
Liquidity; FNMA)	1.48	9/7/18	1,100,000	[a]	1,100,000
New York City Housing Development
Corporation,
Multi-Family Rental Housing Revenue
Bonds (90 Washington Street)
(Liquidity Facility; FNMA and LOC;
FNMA)	1.53	9/7/18	2,500,000	[a]	2,500,000
New York City Industrial Development
Agency,
Civic Facility Revenue Bonds (Ateret
Torah Center Project) (LOC; Wells
Fargo Bank)	1.57	9/7/18	2,475,000	[a]	2,475,000
New York City Industrial Development
Agency,
Civic Facility Revenue Bonds
(Sephardic Community Youth Center,
Inc. Project) (LOC; M&T Trust)	1.61	9/7/18	1,700,000	[a]	1,700,000
NewYork City Municipal Water Finance
Authority,
Water and Sewer System Second
General Resolution Revenue Bonds
(Liquidity Facility; Landes bank
Hessen-Thuringen Girozentrale)	1.33	9/1/18	3,500,000	[a]	3,500,000
New York City Transitional Finance
Authority,
RevenueBonds (New York City
Recovery) (Liquidity Facility;
Landes bank Hessen-Thuringen
Girozentrale)	1.35	9/1/18	950,000	[a]	950,000
New York City Water & Sewer System,
Water & Sewer Systems Revenue
Bonds (SPA; Barclays Bank PLC)	1.40	9/1/18	3,500,000	[a]	3,500,000
New York Dormitory Authority,
Revenue Bonds, Refunding (Catholic
Health System) (LOC; HSBC Bank USA
NA)	1.58	9/7/18	140,000	[a]	140,000

	Coupon	Maturity	Principal
Description	Rate(%)	Date	Amount($)		Value($)
Short-Term Investments - 102.3% (continued)
New York - 102.3% (continued)
New York Housing Finance Agency,
MFH Revenue Bonds (Navy Pier Court
Housing) (LOC; PNC Bank NA)	1.49	9/7/18	345,000	[a]	345,000
New York Mortgage Agency,
Homeowner Mortgage Revenue Bonds
(SPA; JP Morgan Chase Bank NA)	1.50	9/7/18	850,000	[a]	850,000
New York State Dormitory Authority,
Court Facilities LR (The City of New
York Issue) (Liquidity Facility; Mizuho
Bank, Ltd.)	1.55	9/7/18	7,500,000	[a]	7,500,000
New York State Dormitory Authority,
Revenue Bonds(Mental Health
Services Facilities Improvement)
(Liquidity Facility;JP Morgan Chase
Bank)	1.57	9/7/18	1,045,000	[a]	1,045,000
New York State Energy Research and
Development Authority,
Facilities Revenue Bonds Facilities
RevenueBonds(ConsolidatedEdison
Company of New York, Inc. Project)
(LOC; Mizuho Bank, Ltd.)	1.49	9/7/18	1,600,000	[a]	1,600,000
New York State Housing Finance
Agency,
Housing Revenue Bonds (42nd Street
and 10th Avenue Project) (LOC;
FHLMC)	1.47	9/7/18	4,550,000	[a]	4,550,000
New York State Housing Finance
Agency,
Housing Revenue Bonds (505 West
37th Street) (LOC; Landesbank
Hessen-Thuringen Girozentrale)	1.33	9/1/18	2,600,000	[a]	2,600,000
New York State Housing Finance
Agency,
Housing Revenue Bonds (505 West
37th Street) (LOC; Landesbank
Hessen-Thuringen Girozentrale)	1.33	9/1/18	1,900,000	[a]	1,900,000
New York State Housing Finance
Agency,
Housing Revenue Bonds (BaisleyPark
Gardens) (LOC; Citibank NA)	1.49	9/7/18	11,065,000	[a]	11,065,000
New York State Housing Finance
Agency,
Revenue Bonds (Dock Street Rental
LLC) (LOC; Wells Fargo Bank)	1.50	9/7/18	1,800,000	[a]	1,800,000
New York State Urban Development
Corporation,
State Personal Income Tax Revenue
Bonds (State Facilities and
Equipment) (Liquidity Facility;
JP Morgan Chase Bank)	1.58	9/7/18	1,950,000	[a]	1,950,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate(%)	Date	Amount($)		Value($)
Short-Term Investments - 102.3% (continued)
New York - 102.3% (continued)
Oneida County Industrial Development
Agency,
Civic Facility Revenue Bonds
(Mohawk Valley Network Inc.
Obligated Group;Faxton-SaintLuke's
Healthcare) (LOC; Bank of America)	1.60	9/7/18	5,120,000	[a]	5,120,000
Oneida County Industrial Development
Agency,
Civic Facility Revenue Bonds (Saint
Elizabeth Medical Center Facility)
(LOC; HSBC Bank USA)	1.59	9/7/18	5,450,000	[a]	5,450,000
Oswego County Industrial Development
Agency,
Civic Facility Revenue Bonds
(Springside at Seneca Hill, Inc.
Project) (LOC; M&T Trust)	1.66	9/7/18	955,000	[a]	955,000
Otsego County Industrial Development
Agency,
Civic Facility RevenueBonds (Saint
James Retirement Community Project)
(LOC; M&T Trust)	1.61	9/7/18	380,000	[a]	380,000
RBC Municipal Products,
(Liquidity Facility; Royal Bank of
Canada and LOC; Royal Bank of
Canada)	1.59	9/7/18	1,000,000	[a,b,c]	1,000,000
RBC Municipal Products Trust,
Revenue Bonds(LOC;Royal Bank of
Canada and Liquidity Facility; Royal
Bank of Canada)	1.59	9/7/18	5,000,000	[a,b,c]	5,000,000
Rockland County Industrial
Development Authority,
Revenue Bonds(Northern Manor
Multicare Center, Inc. Project) (LOC;
M&T Trust)	1.66	9/7/18	2,440,000	[a]	2,440,000
Syracuse,
RAN, Series 2018 A	3.50	3/29/19	6,000,000		6,052,680
Tender Option Bond Trust Receipts(Ser.
2017-SF0598), 7/1/47,
Revenue Bonds, Refunding (Memorial
Sloan Kettering Cancer Center)
(Liquidity Facility;TD Bank NA)	1.59	9/7/18	1,000,000	[a,b,c]	1,000,000
Tender Option Bond Trust Receipts
(Series 2016-XF0520), 5/15/24,
(Metropolitan Transportation
Authority, Transportation Revenue
Bonds, Refunding) (Liquidity Facility;
Royal Bank of Canada)	1.66	9/7/18	3,215,000	[a,b,c]	3,215,000

	Coupon	Maturity	Principal
Description	Rate(%)	Date	Amount($)		Value($)
Short-Term Investments - 102.3% (continued)
New York - 102.3% (continued)
Tender Option Bond Trust Receipts
(Series 2016-ZF0464), 11/15/19,
(New York Liberty Development
Corporation, Liberty Revenue Bonds
(4 World Trade Center Project))
(Liquidity Facility; Royal Bank of
Canada and LOC; Royal Bank of
Canada)	1.61	9/7/18	3,375,000	[a,b,c]	3,375,000
Tender Option Bond Trust Receipts
(Series 2017-XF2481), 11/1/46,
Revenue Bonds, Refunding (LOC;
Barclays Bank PLC and Liquidity
Facility; Barclays Bank PLC)	1.60	9/7/18	1,000,000	[a,b,c]	1,000,000
Tender Option Bond Trust Receipts
(Series 2018-XF2656) 6/1/36,
(Suffolk County Water Authority,
Revenue Bonds (LiquidityAgreement;
Citibank NA))	1.58	9/7/18	2,400,000	[a,b,c]	2,400,000
Tender Option Bond Trust Receipts
(Series 2018-XM0636), 9/15/25,
(State Personal Income Tax)
(Liquidity Facility; JP Morgan Chase
Bank NA)	1.59	9/7/18	3,750,000	[a,b,c]	3,750,000
Tender Option Bond Trust Receipts
(Series 2018-XM0674), 11/15/42,
(Liquidity Facility; Bank of America
NA)	1.66	9/7/18	1,775,000	[a,b,c]	1,775,000
Tender Option Bond Trust Receipts
(Series 2047-XF0549), 2/15/39,
Revenue Bonds(Liquidity Facility;
Toronto-Dominion Bank NA)	1.61	9/7/18	4,000,000	[a,b,c]	4,000,000
Triborough Bridge & Tunnel Authority,
Revenue Bonds (LOC; State Street
Bank and Trust)	1.37	9/1/18	1,000,000	[a]	1,000,000
Triborough Bridge & Tunnel Authority,
Revenue Bonds (LOC; State Street
Bank and Trust)	1.42	9/1/18	500,000	[a]	500,000
Triborough Bridge and Tunnel
Authority,
General Revenue Bonds, Refunding
(MTA Bridges and Tunnels) (Liquidity
Facility; Landes bank Hessen-
Thuringen Girozentrale)	1.33	9/1/18	5,135,000	[a]	5,135,000
Wappingers Central School District,
TAN	2.00	10/15/18	2,700,000		2,701,912
Westchester County Industrial
Development Agency,
Civic Facility Revenue Bonds
(Westchester Arts Council, Inc.
Project) (LOC; Wells Fargo Bank)	1.61	9/7/18	2,220,000	[a]	2,220,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Total Investments (cost$144,490,220)	102.3%	144,490,220
Liabilities, Less Cash and Receivables	(2.3%)	(3,311,979)
Net Assets	100.0%	141,178,241

[a]

The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

[b]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2018, these securities amounted to $30,515,000 or 21.61% of net assets.

[c]

The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short- term rates).

STATEMENT OF INVESTMENTS
General New York AMT-Free Municipal Money Market Fund
August 31, 2018 (Unaudited)

The following is a summary of the inputs used as of August 31, 2018 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1-Unadjusted Quoted Prices	-
Level 2-Other Significant Observable Inputs	144,490,220
Level 3 - Significant Unobservable Inputs	-
Total	144,490,220

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board Members (“Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General New York AMT-Free Municipal Money Market Fund

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 19, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    October 19, 2018

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)